Equity-accounted investees (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity-accounted investees [Line Items]
Investments accounted for using equity method		$ 146,425	$ 133,140	$ 29,466
Kore Potash Ltd. [Member]
Equity-accounted investees [Line Items]
Consideration paid (received)	$ 20,000
Percentage of voting equity interests acquired	18.02%
Doktor Tarsa Tarim [Member] | Plantacote N.V [Member]
Equity-accounted investees [Line Items]
Investments accounted for using equity method		$ 4,208	3,500
Proportion of ownership interest in associate		100.00%
SQM Salar S.A. [Member]
Equity-accounted investees [Line Items]
Gains on disposals of investments			$ 7,635